Condensed Consolidated Unaudited Interim Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	$ 969,528	$ 356,979	$ 1,802,502	$ 4,388,954
Cost of sales	(860,855)	(823,298)	(1,438,778)	(3,115,182)
Gross profit	108,673	(466,319)	363,724	1,273,772
EXPENSES
Amortization and depreciation	335,419	347,603	459,924	668,620
Development expenses	140,054	158,573	263,370	158,573
Selling and marketing	1,163,675	1,221,221	2,208,726	2,194,180
General and administrative	1,851,582	1,147,533	3,510,661	2,206,011
Inventory impairment	238,980	1,838,658	303,316	1,838,658
Bad debts (recovered)	70,643	(224,557)	63,285	(224,557)
Impairment of intangibles		4,322,799		4,322,799
Impairment goodwill		819,454		819,454
Share-based payments	1,126,300	356,999	1,939,035	949,791
Total operating expenses	4,926,653	9,988,283	8,748,317	12,933,529
Net operating loss	(4,817,980)	(10,454,602)	(8,384,593)	(11,659,757)
OTHER EXPENSES
Finance expense	18,739	591,827	45,726	982,688
Foreign exchange	106,828	(183,891)	19,168	256,430
Change in fair value of convertible promissory note	570,391		3,250,848
Change in fair value of opening warrant liability			962,350
Change in fair value of warrant liability	(1,209,850)		(5,444,935)
Transaction costs			965,247	79,069
Total other expenses	(513,892)	407,936	(201,596)	1,318,187
Recovery of income taxes
Net loss for the period	(4,304,088)	(10,862,538)	(8,182,997)	(12,977,944)
Other comprehensive income
Translation adjustment	25,986	(65,180)	1,518	2,235
Comprehensive loss for the period	$ (4,278,102)	$ (10,927,718)	$ (8,181,479)	$ (12,975,709)
Weighted Average Shares (in Shares)	14,635,152	4,816,191	13,805,757	4,771,591
Basic and diluted loss per share (in Dollars per share)	$ (0.29)	$ (2.26)	$ (0.59)	$ (2.72)